PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	December 31,
	2019	2018

Offices, equipment and facilities	$8,866	$7,489
Internal-use software	595	587
Vehicles	1,870	1,912
Leasehold improvements	2,352	1,957
	13,683	11,945
Less: accumulated depreciation and amortization	9,097	7,682
Total property and equipment, net	$4,586	$4,263

Depreciation and amortization expense are $1,688, $1,897 and $1,416 for the years ended December 31, 2019, 2018 and 2017 respectively.